Note 14 - Financial Instruments - Assets and Liabilities (Details) - Dec. 31, 2020	USD ($)	MXN ($)
Statement Line Items [Line Items]
Financial assets	$ 1,206,061	$ 326,344
Financial liabilities	3,290,815	39,000
Net assets	(2,084,754)	287,344
Financial liabilities at amortised cost, category [member] | Trade and other payables [member]
Statement Line Items [Line Items]
Financial liabilities	72,642	39,000
Financial liabilities at amortised cost, category [member] | Gold loan payable [member]
Statement Line Items [Line Items]
Financial liabilities	2,842,756
Financial liabilities at amortised cost, category [member] | Derivative financial liabilities [member]
Statement Line Items [Line Items]
Financial liabilities	375,417
Loans and receivables, category [member] | Cash and cash equivalents [member]
Statement Line Items [Line Items]
Financial assets	250,280	326,344
Loans and receivables, category [member] | Gold in trust [member]
Statement Line Items [Line Items]
Financial assets	$ 955,781